Reserve for Mortgage Repurchases and Indemnifications	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Reserve for Mortgage Repurchases and Indemnifications
Reserve for Mortgage Repurchases and Indemnifications

The following is a summary of changes in the reserve for mortgage repurchases and indemnifications for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Balance at beginning of period	$1,917	$—	$—
Increase in reserve due to growth in origination volume	2,899	1,917	—
Crossline business combination	498	—	—
Decrease in reserve due to changes in assumptions	(417)	—	—
Losses on repurchases and indemnifications	(1,188)	—	—
Balance at end of period	$3,709	$1,917	$—

Because of the uncertainty in the various estimates underlying the mortgage repurchase and indemnifications liability, there is a range of losses in excess of the recorded reserve for mortgage repurchase and indemnifications that is reasonably possible. The estimate of the range of possible loss for representations and warranties does not represent a probable loss and is based on current available information, significant judgment and a number of assumptions that are subject to change. The high end of this range of reasonably possible losses in excess of the Company’s recorded reserve was approximately $1,720 at December 31, 2013, and was determined based upon modifying the assumptions (particularly to assume significant changes in investor repurchase demand practices) utilized in the Company’s best estimate of probable loss to reflect what it believes to be the high end of reasonably possible adverse assumptions.